Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

Supplementary Information

Quarterly Financial Data (unaudited)

Summarized unaudited quarterly financial data for 2015 and 2014 are as follows.  Previously reported quarterly amounts have been revised to reflect the retrospective application of the classification of the Climate Control Business as a discontinued operation.  See Note – 2 Discontinued Operations for additional information.

	Three months ended
	March 31	June 30	September 30	December 31
	(In Thousands, Except Per Share Amounts)
2015 (1) (2) (3)
Net sales	$133,600	$125,503	$88,567	$90,025
Gross profit (loss) (4)	$20,799	$12,616	$(11,798)	$(1,569)
Income (loss) from continuing operations (4) (5) (6)	$4,237	$(2,874)	$(36,421)	$(11,088)
Income from discontinued operations, including taxes	2,412	3,291	2,658	3,020
Net income (loss)	$6,649	$417	$(33,763)	$(8,068)
Net income (loss) attributable to common stockholders	$6,349	$417	$(33,763)	$(11,041)

Income (loss) per common share:
Basic:
Income (loss) from continuing operations	$0.17	$(0.13)	$(1.60)	$(0.61)
Income from discontinued operations, including taxes	0.11	0.15	0.12	0.13
Net income (loss)	$0.28	$0.02	$(1.48)	$(0.48)

Diluted:
Income (loss) from continuing operations	$0.17	$(0.13)	$(1.60)	$(0.61)
Income from discontinued operations, including taxes	0.11	0.15	0.12	0.13
Net income (loss)	$0.28	$0.02	$(1.48)	$(0.48)

2014 (1) (2) (3)
Net sales	$125,033	$147,995	$104,375	$118,485
Gross profit (loss) (4)	$28,177	$28,950	$(912)	$9,250
Income (loss) from continuing operations (4) (5) (6)	$8,851	$8,110	$(9,157)	$(2,717)
Income from discontinued operations, including taxes	2,790	3,003	5,380	3,374
Net income (loss)	$11,641	$11,113	$(3,777)	$657
Net income (loss) attributable to common stockholders	$11,341	$11,113	$(3,777)	$657

Income (loss) per common share:
Basic:
Income (loss) from continuing operations	$0.38	$0.36	$(0.41)	$(0.12)
Income from discontinued operations, including taxes	0.12	0.13	0.24	0.15
Net income (loss)	$0.50	$0.49	$(0.17)	$0.03

Diluted:
Income (loss) from continuing operations	$0.37	$0.34	$(0.41)	$(0.12)
Income from discontinued operations, including taxes	0.12	0.13	0.24	0.15
Net income (loss)	$0.49	$0.47	$(0.17)	$0.03

(1)

As discussed in Note - 1 to Consolidated Financial Statements contained in this exhibit, prior periods have been adjusted relating to certain shipping and handling costs.  The following table in footnote (2) reconciles net sales and gross profit as previously reported (these adjustments did not impact income (loss) from continuing operations).

LSB Industries, Inc.

Supplementary Financial Data

Quarterly Financial Data (Unaudited)

(2)

As discussed in Notes 1 and 2 to Consolidated Financial Statements contained in this exhibit, previously reported amounts have been adjusted to reclassify our Climate Control Business as discontinued operations.

	Three months ended
	March 31	June 30	September 30	December 31
	(In Thousands)
Net sales:
2015:
As previously reported	$193,858	$182,659	$157,685	$157,021
Adjustments (1)	$4,940	$9,686	$5,932	$—
Adjustments (2)	$(65,198)	$(66,842)	$(75,050)	$(66,996)
As adjusted	$133,600	$125,503	$88,567	$90,025
2014:
As previously reported	$178,525	$201,662	$171,046	$181,277
Adjustments (1)	$6,857	$9,084	$6,814	$5,981
Adjustments (2)	$(60,349)	$(62,751)	$(73,485)	$(68,773)
As adjusted	$125,033	$147,995	$104,375	$118,485

Gross profit:
2015:
As previously reported	$42,359	$34,882	$13,279	$19,070
Adjustments (1)	$(1,598)	$(2,185)	$(2,099)	$—
Adjustments (2)	$(19,962)	$(20,081)	$(22,978)	$(20,639)
As adjusted	$20,799	$12,616	$(11,798)	$(1,569)
2014:
As previously reported	$48,722	$48,869	$24,386	$31,378
Adjustments (1)	$(1,289)	$(1,424)	$(1,444)	$(1,324)
Adjustments (2)	$(19,256)	$(18,495)	$(23,854)	$(20,804)
As adjusted	$28,177	$28,950	$(912)	$9,250

Income (loss) from discontinued operations:
2015:
As previously reported	$(30)	$(3)	$(4)	$(21)
Adjustments (2)	$2,442	$3,294	$2,662	$3,041
As adjusted	$2,412	$3,291	$2,658	$3,020
2014:
As previously reported	$(2)	$(21)	$(5)	$(61)
Adjustments (2)	$2,792	$3,024	$5,385	$3,435
As adjusted	$2,790	$3,003	$5,380	$3,374

(3)

We have encountered a number of significant issues that impacted 2015 and 2014, including the impact on production relating to an explosion in one of our nitric acid plants at the El Dorado Facility in May 2012, which replacement construction was completed during 2015, unplanned downtime at the Cherokee Facility, and numerous mechanical issues at the Pryor Facility, all resulting in lost production and significant adverse effect on 2015 and 2014 operating results.

LSB Industries, Inc.

Supplementary Financial Data

Quarterly Financial Data (Unaudited)

(4)	The following income (expense) items impacted gross profit and income (loss) from continuing operations:

	Three months ended
	March 31	June 30	September 30	December 31
	(In Thousands)
Business interruption insurance recoveries:
2014	$22,836	$—	$—	$—

Undesignated commodities contracts:
2015	$(1,829)	$185	$(1,014)	$(718)

2014	$2,216	$(105)	$(214)	$(2,844)

Turnaround costs: (A)
2015	$(152)	$—	$(2,101)	$(55)

2014	$(330)	$(840)	$(5,215)	$(105)

(5)	The following income items impacted income (loss) from continuing operations:

Property insurance recoveries:
2014	$5,147	$—	$—	$—

(6)	The following expense items impacted income (loss) from continuing operations:

Impairment of long lived assets
2015	$—	$—	$39,670	$3,518

Shareholder related fees and expenses primarily relating to certain activist shareholders' proposals:
2015	$1,679	$2,655	$113	$155

2014	$4,200	$262	$230	$151

Interest expense, net:
2015	$3,397	$2,229	$872	$873

2014	$6,708	$5,671	$5,079	$4,141

Severance agreements with certain former executives
2015	$—	—	$1,789	$224

(A)	Turnaround costs do not include the impact on operating results relating to lost absorption or reduced margins due to the associated plants being shut down.